Capital Stock - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended
	Mar. 02, 2013	Mar. 03, 2012	Feb. 26, 2011	Feb. 27, 2010	Mar. 02, 2013 Stock options [Member]	Mar. 03, 2012 Stock options [Member]	Feb. 26, 2011 Stock options [Member]	Mar. 26, 2013 Stock options [Member]	Mar. 02, 2013 Restricted Share Unit [Member]	Mar. 03, 2012 Restricted Share Unit [Member]	Feb. 26, 2011 Restricted Share Unit [Member]	Mar. 26, 2013 Restricted Share Unit [Member]	Mar. 02, 2013 Restricted Share Unit [Member]	Mar. 26, 2013 Voting common stock [Member]	Mar. 26, 2013 DSU [Member]	Mar. 02, 2013 DSU [Member]	Mar. 03, 2012 DSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares outstanding	524,159,844	524,159,844						7,200,000				15,100,000		524,000,000	300,000	190,612
Stock-based compensation expense	$ 8	$ 27	$ 31
Stock options vesting period					Three years to a maximum of five years
Period of stock option exercisable from the grant date					Five years to a maximum of seven years
Stock options available for future grants, number	5,000,000
Unrecognized compensation expense related to restricted share unit plan	20												150
Weighted-average vesting period related to unrecognized stock-based compensation on unvested stock options	1 year 8 months 12 days								1 year 5 months 27 days				1 year 5 months 27 days
Fair value of stock options vested during the year	14
Cash received from stock options						9	67
Tax deficiencies					1	2	1						10
Number of options granted	5,288,040								11,189,498	7,092,729			11,189,498
Compensation expense of restricted stock									78	70	42
Purchase of common stock by a trustee to be accounted for as treasury stock, shares	3,005,670	6,316,780
Purchase of treasury stock	25	156	76
Number of options settled upon vesting by the issuance of new common shares	2,697,000	359,000	177,000						6,897,616				6,897,616
Equity instruments other than options outstanding	15,185,000	8,595,000	2,703,000	1,449,000												300,000	100,000
Liability related to deferred share unit plan																$ 4.3	$ 2.0